UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -------------


Check here if Amendment [  ]: Amendment Number: _______________________

            This Amendment (Check only one):    |_|  is a restatement.
                                                |_|  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                   Glenview Capital Management, LLC
Address:                767 Fifth Avenue, 44th Floor
                        New York, NY 10153


Form 13F File Number:   028-10134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence M. Robbins
Title:     Chief Executive Officer
Phone:     212-812-4700

Signature, Place and Date of Signing:


/s/ Lawrence M. Robbins                   New York, New York     August 14, 2006
------------------------------------      ------------------     ---------------
            [Signature]                     [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                     ___________________________

Form 13F Information Table Entry Total:                        65
                                                     ___________________________

Form 13F Information Table Value Total:                    $7,456,440
                                                     ___________________________

                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      None


                                              GLENVIEW CAPITAL MANAGEMENT, LLC
                                                          FORM 13F
                                                 Quarter Ended June 30, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                                                    VOTING AUTHORITY
                   CLASS                   VALUE      SHRS OR  SH/ PUT/ INVESTMENT OTHER    ------------------------------
NAME OF ISSUER     TITLE     CUSIP     (X$1,000)      PRN AMT  PRN CALL DISCRETION MANAGERS       SOLE    SHARED      NONE
------------------------------------------------------------------------------------------- ---------- --------- ---------
ACCENTURE LTD      CL A      G1150G111    $4,863      171,700  SH       SOLE                   171,700
BERMUDA
--------------------------------------------------------------------------------------------------------------------------
ADVANCE AUTO       COM       00751Y106   $63,037    2,181,200  SH       SOLE                 2,181,200
PARTS INC
--------------------------------------------------------------------------------------------------------------------------
ADVANCED           COM       00763M108   $66,052    1,302,800  SH       SOLE                 1,302,800
MEDICAL
OPTICS INC
--------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP        COM       020039103    $6,932      108,600  SH       SOLE                   108,600
--------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP       COM       02209S103   $15,611      212,600  SH       SOLE                   212,600
INC
--------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD         ORD       G02602103  $287,451    7,853,842  SH       SOLE                 7,853,842
--------------------------------------------------------------------------------------------------------------------------
AMERICAN           CL A      029912201  $249,569    8,019,567  SH       SOLE                 8,019,567
TOWER CORP
--------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT       COM       074002106  $131,201   15,675,100  SH       SOLE                15,675,100
INC
--------------------------------------------------------------------------------------------------------------------------
BEAZER HOMES       COM       07556Q105   $52,796    1,151,000  SH       SOLE                 1,151,000
USA INC
--------------------------------------------------------------------------------------------------------------------------
CVS CORP           COM       126650100  $298,484    9,722,591  SH       SOLE                 9,722,591
--------------------------------------------------------------------------------------------------------------------------
CVS CORP           COM       126650100    $6,597      214,900  SH  CALL SOLE                   214,900
--------------------------------------------------------------------------------------------------------------------------
CAREMARK RX        COM       141705103  $384,264    7,705,311  SH       SOLE                 7,705,311
INC
--------------------------------------------------------------------------------------------------------------------------
CAREMARK RX        COM       141705103   $37,403      750,000  SH  CALL SOLE                   750,000
INC
--------------------------------------------------------------------------------------------------------------------------
CENTEX CORP        COM       152312104  $101,148    2,010,900  SH       SOLE                 2,010,900
--------------------------------------------------------------------------------------------------------------------------
CHARTER            CL A      16117M107   $19,514   17,268,900  SH       SOLE                17,268,900
COMMUNICATIONS
INC D
--------------------------------------------------------------------------------------------------------------------------
CHEMTURA           COM       163893100   $70,760    7,576,006  SH       SOLE                 7,576,006
CORP
--------------------------------------------------------------------------------------------------------------------------
CISCO SYS          COM       17275R102   $54,529    2,792,050  SH       SOLE                 2,792,050
INC
--------------------------------------------------------------------------------------------------------------------------

                                                            3

                                              GLENVIEW CAPITAL MANAGEMENT, LLC
                                                          FORM 13F
                                                 Quarter Ended June 30, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                                                    VOTING AUTHORITY
                   CLASS                   VALUE      SHRS OR  SH/ PUT/ INVESTMENT OTHER    ------------------------------
NAME OF ISSUER     TITLE     CUSIP     (X$1,000)      PRN AMT  PRN CALL DISCRETION MANAGERS       SOLE    SHARED      NONE
------------------------------------------------------------------------------------------- ---------- --------- ---------
COMVERSE           COM       205862402   $29,007    1,467,233  SH       SOLE                 1,467,233
TECHNOLOGY         PAR
INC                $0.10
--------------------------------------------------------------------------------------------------------------------------
CORNING INC        COM       219350105  $155,165    6,414,426  SH       SOLE                 6,414,426
--------------------------------------------------------------------------------------------------------------------------
DR HORTON INC      COM       23331A109  $129,182    5,423,265  SH       SOLE                 5,423,265
--------------------------------------------------------------------------------------------------------------------------
DR HORTON INC      COM       23331A109   $11,910      500,000  SH  CALL SOLE                   500,000
--------------------------------------------------------------------------------------------------------------------------
ELECTRONIC         COM       285661104   $99,950    4,154,208  SH       SOLE                 4,154,208
DATA SYS NEW
--------------------------------------------------------------------------------------------------------------------------
EXPRESS            COM       302182100   $69,065      962,719  SH       SOLE                   962,719
SCRIPTS INC
--------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP    COM       319963104  $240,372    5,336,856  SH       SOLE                 5,336,856
--------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP    COM       319963104   $90,080    2,000,000  SH  CALL SOLE                 2,000,000
--------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL      COM       31620M106  $111,291    3,143,802  SH       SOLE                 3,143,802
INFORMATION SV
--------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL      COM       316326107  $143,852    3,693,250  SH       SOLE                 3,693,250
FINL INC
--------------------------------------------------------------------------------------------------------------------------
FISHER SCIENTIFIC  COM NEW   338032204  $341,970    4,681,315  SH       SOLE                 4,681,315
INTL INC
--------------------------------------------------------------------------------------------------------------------------
FREESCALE          COM       35687M107   $58,629    2,021,700  SH       SOLE                 2,021,700
SEMICONDUCTOR      CL A
INC
--------------------------------------------------------------------------------------------------------------------------
GAMESTOP           CL B      36467W208   $25,917      756,700  SH       SOLE                   756,700
CORP NEW
--------------------------------------------------------------------------------------------------------------------------
HARMONIC INC       COM       413160102    $9,437    2,106,400  SH       SOLE                 2,106,400
--------------------------------------------------------------------------------------------------------------------------
HEWLETT            COM       428236103  $239,346    7,555,123  SH       SOLE                 7,555,123
PACKARD CO
--------------------------------------------------------------------------------------------------------------------------


                                                           4


                                              GLENVIEW CAPITAL MANAGEMENT, LLC
                                                          FORM 13F
                                                 Quarter Ended June 30, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                                                    VOTING AUTHORITY
                   CLASS                   VALUE      SHRS OR  SH/ PUT/ INVESTMENT OTHER    ------------------------------
NAME OF ISSUER     TITLE     CUSIP     (X$1,000)      PRN AMT  PRN CALL DISCRETION MANAGERS       SOLE    SHARED      NONE
------------------------------------------------------------------------------------------- ---------- --------- ---------
HUNTSMAN CORP      COM       447011107   $77,789    4,491,300  SH       SOLE                 4,491,300
------------------------------------------------------------------------------------------- ---------- --------- ---------
INTEGRATED         COM       45890M109    $2,432      617,156  SH       SOLE                   617,156
ALARM SVCS
GROUP
--------------------------------------------------------------------------------------------------------------------------
LIGAND             CL B      5322OK207   $66,220    7,836,700  SH       SOLE                 7,836,700
PHARMACEUTICALS
INC
--------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP      COM       58155Q103  $350,372    7,410,572  SH       SOLE                 7,410,572
--------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH       COM       58405U102  $385,578    6,731,455  SH       SOLE                 6,731,455
SOLUTIONS INC
--------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH       COM       58405U102   $28,640      500,000  SH  CALL SOLE                   500,000
SOLUTIONS INC
--------------------------------------------------------------------------------------------------------------------------
MERITAGE           COM       59001A102   $66,623    1,410,001  SH       SOLE                 1,410,001
HOMES CORP
--------------------------------------------------------------------------------------------------------------------------
NCR CORP NEW       COM       62886E108  $105,081    2,867,922  SH       SOLE                 2,867,922
--------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING      COM       62985Q101  $111,716    6,336,700  SH       SOLE                 6,336,700
CO
--------------------------------------------------------------------------------------------------------------------------
NOKIA CORP         SPONSORED 654902204  $252,863   12,480,891  SH       SOLE                12,480,891
                   ADR
--------------------------------------------------------------------------------------------------------------------------
NRG ENERGY         COM NEW   629377508  $124,220    2,578,255  SH       SOLE                 2,578,255
--------------------------------------------------------------------------------------------------------------------------
NTL INC DEL        COM       62941W101  $370,187   14,866,947  SH       SOLE                14,866,947
--------------------------------------------------------------------------------------------------------------------------
OMI CORP NEW       COM       Y6476W104  $119,107    5,501,482  SH       SOLE                 5,501,482
--------------------------------------------------------------------------------------------------------------------------
OMNICARE INC       COM       681904108  $280,385    5,912,800  SH       SOLE                 5,912,800
--------------------------------------------------------------------------------------------------------------------------


                                                           5


                                              GLENVIEW CAPITAL MANAGEMENT, LLC
                                                          FORM 13F
                                                 Quarter Ended June 30, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                                                    VOTING AUTHORITY
                   CLASS                   VALUE      SHRS OR  SH/ PUT/ INVESTMENT OTHER    ------------------------------
NAME OF ISSUER     TITLE     CUSIP     (X$1,000)      PRN AMT  PRN CALL DISCRETION MANAGERS       SOLE    SHARED      NONE
------------------------------------------------------------------------------------------- ---------- --------- ---------
PFIZER INC         COM       717081103  $195,975    8,350,000  SH  CALL SOLE                 8,350,000
--------------------------------------------------------------------------------------------------------------------------
POWERWAVE          COM       739363109   $20,515    2,249,408  SH       SOLE                 2,249,408
TECHNOLOGIES
INC
--------------------------------------------------------------------------------------------------------------------------
PRECISION          TR UNIT   740215108   $27,068      815,300  SH       SOLE                   815,300
DRILLING TR
--------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC       COM       74157K101   $17,782    9,716,685  SH       SOLE                 9,716,685
--------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY     COM       75952B105  $364,010   30,384,829  SH       SOLE                30,384,829
INC
--------------------------------------------------------------------------------------------------------------------------
RITE AID CORP      COM       767754104   $76,150   17,960,572  SH       SOLE                17,960,572
--------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP      COM       803111103    $4,005      250,000  SH  CALL SOLE                   250,000
--------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL      COM       852061100  $177,752    8,892,069  SH       SOLE                 8,892,069
CORP               FON
--------------------------------------------------------------------------------------------------------------------------
TAKE-TWO           COM       874054109   $85,298    7,883,372  SH       SOLE                 7,883,372
INTERACTIVE
SOFTWAR
--------------------------------------------------------------------------------------------------------------------------
TELUS CORP         COM       87971M202   $93,698    2,320,400  SH       SOLE                 2,320,400
--------------------------------------------------------------------------------------------------------------------------
THERMO             COM       883556102   $54,360    1,500,000  SH       SOLE                 1,500,000
ELECTRON CORP
--------------------------------------------------------------------------------------------------------------------------
TOLL               COM       889478103    $5,969      233,433  SH       SOLE                   233,433
BROTHERS INC
--------------------------------------------------------------------------------------------------------------------------
TXU CORP           COM       873168108  $102,951    1,721,870  SH       SOLE                 1,721,870
--------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD      COM       902124106   $27,500    1,000,000  SH  CALL SOLE                 1,000,000
NEW
--------------------------------------------------------------------------------------------------------------------------
URBAN              COM       917047102   $24,839    1,420,196  SH       SOLE                 1,420,196
OUTFITTERS INC
--------------------------------------------------------------------------------------------------------------------------

                                                             6


                                              GLENVIEW CAPITAL MANAGEMENT, LLC
                                                          FORM 13F
                                                 Quarter Ended June 30, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                                                    VOTING AUTHORITY
                   CLASS                   VALUE      SHRS OR  SH/ PUT/ INVESTMENT OTHER    ------------------------------
NAME OF ISSUER     TITLE     CUSIP     (X$1,000)      PRN AMT  PRN CALL DISCRETION MANAGERS       SOLE    SHARED      NONE
------------------------------------------------------------------------------------------- ---------- --------- ---------
WALGREEN CO        COM       931422109   $11,421      254,700  SH       SOLE                   254,700
--------------------------------------------------------------------------------------------------------------------------
WENDYS INTL INC    COM       950590109   $43,409      744,700  SH       SOLE                   744,700
--------------------------------------------------------------------------------------------------------------------------
XEROX CORP         COM       984121103   $19,636    1,411,652  SH       SOLE                 1,411,652
--------------------------------------------------------------------------------------------------------------------------
YRC WORLDWIDE      COM       984249102  $157,505    3,740,326  SH       SOLE                 3,740,326
INC
--------------------------------------------------------------------------------------------------------------------------

                                                               7